Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended		15 Months Ended	24 Months Ended	27 Months Ended	36 Months Ended	39 Months Ended	48 Months Ended	51 Months Ended	60 Months Ended	63 Months Ended	72 Months Ended	75 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Mar. 31, 2016	Jan. 31, 2020	Mar. 31, 2020	Mar. 31, 2026	Mar. 31, 2017	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026
C000032004
Account Value [Line Items]
Line Graph and Table Measure Name				Sit U.S. Government Securities Fund - Class S
Accumulated Value	$ 10,000				$ 10,002		$ 10,078		$ 10,411		$ 10,958		$ 11,006		$ 10,769		$ 10,566	$ 10,740	$ 11,317	$ 11,787
C000217198
Account Value [Line Items]
Line Graph and Table Measure Name				Sit U.S. Government Securities Fund - Class Y
Accumulated Value		$ 10,101	$ 10,320			$ 10,395		$ 10,196		$ 10,025		$ 10,216		$ 10,783		$ 11,260
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000				10,044		10,165		10,620		11,569		11,651		11,168		10,633	10,814	11,342	11,835
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value		10,192	10,315			10,388		9,957		9,481		9,641		10,112		10,552
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 9,933		$ 9,919		$ 10,295		$ 11,214		$ 11,079		$ 10,618		$ 10,456	$ 10,628	$ 11,197	$ 11,642
Bloomberg Intermediate Government Bond Index
Account Value [Line Items]
Accumulated Value		$ 10,141	$ 10,518			$ 10,391		$ 9,959		$ 9,808		$ 9,969		$ 10,502		$ 10,920